Mar. 13, 2020
Global Atlantic BlackRock Disciplined International Core Portfolio
Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic Portfolios

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

(each a “Portfolio”)

(each a series of Forethought Variable Insurance Trust)

Class I, II and III shares

Supplement dated March 13, 2020

to the Prospectus and Summary Prospectuses dated May 1, 2019, as supplemented to date

Effective immediately, the “MARKET RISK” sections of the Prospectus and Summary Prospectuses under the heading “PORTFOLIO SUMMARY – PRINCIPAL INVESTMENT RISKS” for each Portfolio are replaced with the following:

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments.

* * * Please retain this Supplement for future reference.